Average Annual Total Returns - Admiral - Vanguard Short-Term Inflation-Protected Securities Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	1 Year	5 Years	Since Inception	Inception Date	Bloomberg Barclays U.S. TIPS 0-5 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. TIPS 0-5 Year Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. TIPS 0-5 Year Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. TIPS 0-5 Year Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	4.97%	2.76%	1.37%	Oct. 16, 2012	4.46%	2.09%	0.92%	Oct. 16, 2012	2.94%	1.82%	0.85%	Oct. 16, 2012	7.51%	4.44%	3.24%	Oct. 16, 2012	5.07%	2.82%	1.39%	Oct. 16, 2012